Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 2,274.4	$ 2,247.2
Total property, plant and equipment in service, Composite Rate	3.00%	3.40%	4.60%
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	$ 386.7	$ 414.6
Distribution	1,796.4	1,735.9
General	30.9	31.2
Non-depreciable	60.4	64.6
Total property, plant and equipment in service	$ 2,274.4	$ 2,246.3
Transmission, Composite Rate	2.40%	2.40%
Distribution, Composite Rate	3.20%	3.40%
General, Composite Rate	3.60%	3.10%
Unregulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Non-depreciable	$ 0.0	$ 0.9
Production / Generation	0.0	$ 0.2
Production/Generation, Composite Rate		2.70%
Other	$ 0.0	$ 0.7